Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 53,591	$ 94,881
Restricted cash	84,260	16,303
Accounts receivable, net	62,839	54,328
Due from affiliate companies	0	243
Inventories	11,663	14,121
Prepaid expenses and other current assets	17,094	14,981
Total current assets	229,447	194,857
Vessels, port terminals and other fixed assets, net	950,002	1,139,539
Deferred dry dock and special survey costs, net	37,587	31,180
Investments in affiliate companies	125,744	56,988
Other long-term assets	39,255	61,900
Operating lease assets	173,426	227,962
Intangible assets other than goodwill	92,981	98,563
Goodwill	160,336	160,336
Total non-current assets	1,579,331	1,776,468
Total assets	1,808,778	1,971,325
Current liabilities
Accounts payable	36,622	29,185
Accrued expenses and other liabilities	64,459	72,535
Deferred income and cash received in advance	8,141	8,342
Operating lease liabilities, current portion	54,747	81,415
Due to affiliate companies	21,028	27,114
Current portion of loans payable to affiliate companies	877	26,595
Current portion of long-term debt, net	37,916	48,219
Current portion of promissory note	5,000	0
Current portion of senior and ship mortgage notes, net	268,658	299,377
Total current liabilities	497,448	592,782
Senior and ship mortgage notes, net of current portion	833,273	964,189
Long-term debt, net of current portion	134,003	143,417
Long term portion, promissory note	10,000	0
Loans payable to affiliate companies, net of current portion	111,757	102,632
Other long-term liabilities and deferred income	927	660
Operating lease liabilities, net of current portion	144,239	193,351
Deferred tax liability	10,487	8,577
Total non-current liabilities	1,244,686	1,412,826
Total liabilities	1,742,134	2,005,608
Commitments and contingencies	0	0
Stockholders’ equity
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 23,032 issued and outstanding as of December 31, 2021 and 2020.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 25,198,620 and 15,881,147 issued and outstanding as of December 31, 2021 and 2020, respectively.	2	1
Additional paid-in capital	679,301	643,033
Accumulated deficit	(667,906)	(784,592)
Total Navios Holdings stockholders’ equity/(deficit)	11,397	(141,558)
Noncontrolling interest	55,247	107,275
Total stockholders’ equity/(deficit)	66,644	(34,283)
Total liabilities and stockholders’ equity	$ 1,808,778	$ 1,971,325